Financial instruments - additional disclosures (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (5,745)	$ (6,390)
Potential inflows in various currencies - from financial derivative assets	5,728	6,385
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(930)	(814)
Potential inflows in various currencies - from financial derivative assets	904	807
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(4,096)	(4,624)
Potential inflows in various currencies - from financial derivative assets	4,114	4,656
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(719)	(952)
Potential inflows in various currencies - from financial derivative assets	$ 710	$ 922